Financial risk review - Schedule of Demonstrates the Estimated Sensitivity (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
10% | Change in GBP Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	$ 28,843	$ 72,742
10% | Change in AUD Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	(6,440)	(116,704)
10% | Change in TZS Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	(34,784)	(4,282)
-10%
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	34,784	4,282
-10% | Change in GBP Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	(28,843)	(72,742)
-10% | Change in AUD Rate
Schedule of Demonstrates the Estimated Sensitivity [Line Items]
Effect on profit or loss	$ 6,440	$ 116,704